UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2006

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALL VALUE FUND  July 31, 2006

		Value
Investments	Shares	(000)

COMMON STOCKS 95.80%

Aerospace 0.21%
Moog Inc. Class A*	176,000	$6,105

Banks: New York City 5.03%
Bank of America Corp.	330,086	17,009
Bank of New York Co., Inc. (The)	635,000	21,342
Cullen/Frost Bankers, Inc.	865,000	50,793
Marshall & Ilsley Corp.	795,000	37,341
SunTrust Banks, Inc.	270,000	21,295
Total		147,780

Beverage: Brewers 1.01%
Anheuser-Busch Cos., Inc.	615,000	29,612

Beverage: Soft Drinks 2.34%
PepsiCo, Inc.	1,085,000	68,767

Building: Materials 0.03%
Simpson Manufacturing Co., Inc.	36,000	1,008

Chemicals 2.08%
Eastman Chemical Co.	325,900	16,174
Praxair, Inc.	817,100	44,810
Total		60,984

Communications Technology 3.30%
Anixter Int’l., Inc.	569,000	31,369
Avaya, Inc.*	393,400	3,643
McAfee, Inc.*	1,467,900	31,633
Symbol Technologies, Inc.	709,900	7,844
Tellabs, Inc.*	2,375,054	22,326
Total		96,815

Computer Services, Software & Systems 1.77%
Cadence Design Systems, Inc.*	3,210,000	51,970

Computer Technology 1.74%
Sun Microsystems, Inc.*	5,350,000	23,272
Zebra Technologies Corp. Class A*	893,200	28,002
Total		51,274

Consumer Electronics 0.25%
Harman International
Industries, Inc.	90,000	$7,218

Containers & Packaging: Metal & Glass 0.68%
Crown Holdings, Inc.*	1,193,500	19,884

Containers & Packaging: Paper & Plastic 0.51%
Sonoco Products Co.	460,000	14,964

Diversified Financial Services 0.65%
Citigroup, Inc.	395,400	19,102

Diversified Manufacturing 0.75%
Ball Corp.	442,700	16,955
Hexcel Corp.*	345,000	4,958
Total		21,913

Diversified Production 1.19%
Dover Corp.	744,000	35,072

Drug & Grocery Store Chains 1.74%
Kroger Co. (The)	2,235,000	51,249

Drugs & Pharmaceuticals 8.89%
Abbott Laboratories	705,000	33,678
GlaxoSmithKline plc ADR	650,971	36,018
Mylan Laboratories, Inc.	2,000,000	43,920
Novartis AG ADR	1,125,000	63,247
Pfizer, Inc.	200,300	5,206
Schering-Plough Corp.	583,800	11,933
Teva Pharmaceutical
Industries Ltd. ADR	425,000	14,059
Wyeth	1,093,400	52,997
Total		261,058

Electrical Equipment & Components 2.89%
AMETEK, Inc.	67,800	2,876
Cooper Industries Ltd. Class A	460,440	39,672
Emerson Electric Co.	535,496	42,261
Total		84,809

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)

Electronics 1.93%
AVX Corp.	1,920,200	$29,072
Vishay Intertechnology, Inc.*	1,975,600	27,718
Total		56,790

Electronics: Technology 0.69%
General Dynamics Corp.	300,900	20,166

Financial Data Processing Services & Systems 1.45%
Automatic Data Processing, Inc.	801,800	35,087
Jack Henry & Assoc., Inc.	395,400	7,461
Total		42,548

Foods 1.31%
Campbell Soup Co.	1,047,700	38,430

Gold 4.44%
Barrick Gold Corp.(a)	1,555,000	47,894
Newmont Mining Corp.	1,610,000	82,480
Total		130,374

Household Furnishings 0.81%
Ethan Allen Interiors Inc.	636,500	23,754

Identification Control & Filter Devices 3.26%
Hubbell Inc. Class B	550,000	25,850
IDEX Corp.	229,500	9,972
Parker Hannifin Corp.	635,300	45,894
Waters Corp.*	343,900	13,990
Total		95,706

Insurance: Multi-Line 2.84%
Aflac Inc.	710,300	31,353
Allstate Corp. (The)	135,000	7,671
Genworth Financial Inc. Class A	1,016,700	34,873
Markel Corp.*	28,300	9,640
Total		83,537

Machinery: Agricultural 0.26%
Deere & Co.	107,300	7,787

Machinery: Industrial/Specialty 0.36%
Kennametal Inc.	125,000	$6,656
Woodward Governor Co.	129,200	3,787
Total		10,443

Machinery: Oil Well Equipment &
Services 1.80%
Halliburton Co.	800,000	26,688
Schlumberger Ltd.(a)	223,400	14,934
Superior Energy Services, Inc.*	327,500	11,217
Total		52,839

Medical & Dental Instruments & Supplies 0.49%
Zimmer Holdings, Inc.*	230,000	14,545

Metal Fabricating 1.86%
Quanex Corp.	765,400	27,776
Shaw Group, Inc. (The)*	545,000	11,276
Timken Co. (The)	482,100	15,524
Total		54,576

Miscellaneous: Consumer Staples 1.34%
Diageo plc ADR	560,000	39,379

Miscellaneous: Equipment 0.45%
W.W. Grainger, Inc.	213,100	13,231

Miscellaneous: Materials & Processing 0.18%
Rogers Corp.*	95,000	5,415

Multi-Sector Companies 6.94%
3M Co.	59,700	4,203
Berkshire Hathaway Financial
Class B*	2,600	7,963
Carlisle Cos., Inc.	510,000	40,744
Eaton Corp.	293,800	18,833
General Electric Co.	2,810,000	91,859
Honeywell Int’l., Inc.	76,500	2,960
Trinity Industries, Inc.	1,117,850	37,358
Total		203,920

Oil: Crude Producers 0.10%
Range Resources Corp.	101,600	2,856

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)

Oil: Integrated Domestic 0.94%
EnCana Corp.(a)	509,500	$27,544

Oil: Integrated International 6.69%
BP plc ADR	150,000	10,878
Chevron Corp.	607,800	39,981
Exxon Mobil Corp.	2,149,312	145,595
Total		196,454

Publishing: Miscellaneous 0.80%
R.R. Donnelley & Sons Co.	806,400	23,539

Railroads 0.45%
Union Pacific Corp.	154,900	13,167

Real Estate Investment Trusts 1.08%
Host Hotels & Resorts Inc.	1,496,800	31,762

Rental & Leasing Services: Commercial 0.71%
GATX Financial Corp.	535,000	20,967

Restaurants 0.99%
Brinker Int’l., Inc.	587,400	19,032
OSI Restaurant Partners, Inc.	253,400	7,320
Ruby Tuesday, Inc.	130,000	2,855
Total		29,207

Retail 3.22%
Federated Department Stores, Inc.	1,470,036	51,613
Foot Locker, Inc.	800,000	21,736
Pacific Sunwear of California, Inc.*	820,000	13,678
Wal-Mart Stores, Inc.	169,600	7,547
Total		94,574

Savings & Loan 0.45%
Webster Financial Corp.	281,500	13,276

Services: Commercial 1.40%
Sabre Holdings Corp. Class A	745,800	15,438
Waste Management, Inc.	745,000	25,613
Total		41,051

Soaps & Household Chemicals 1.03%
Procter & Gamble Co. (The)	540,050	30,351

Steel 0.48%
Steel Dynamics, Inc.	244,800	$14,203

Textiles Apparel Manufacturers 0.98%
V.F. Corp.	426,700	28,939

Truckers 1.48%
Heartland Express, Inc.	1,140,000	17,157
Werner Enterprises, Inc.	1,470,000	26,460
Total		43,617

Utilities: Cable TV & Radio 1.56%
Comcast Corp. Special Class A*	1,335,675	45,787

Utilities: Electrical 3.39%
Ameren Corp.	439,500	22,634
Avista Corp.	165,000	4,122
CMS Energy Corp.*	760,000	10,648
FPL Group, Inc.	100,000	4,314
NiSource Inc.	885,000	20,134
PNM Resources, Inc.	424,825	11,389
Southern Co.	780,500	26,365
Total		99,606

Utilities: Gas Distributors 0.99%
AGL Resources Inc.	247,500	9,657
Nicor Inc.	153,100	6,709
UGI Corp.	510,000	12,674
Total		29,040

Utilities: Gas Pipelines 1.10%
El Paso Corp.	2,025,000	32,400

Utilities: Telecommunications 2.49%
AT&T Inc.	865,000	25,941
BellSouth Corp.	179,600	7,035
Qwest Communications Int’l., Inc.*	1,000,000	7,990
Verizon Communications, Inc.	950,000	32,129
Total		73,095

Total Common Stocks (cost $2,523,550,390)		2,814,459

See Notes to Schedule of Investments.

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 2.67%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $7,210,000 of Federal Home Loan Bank at 2.75% and 4.875% due 3/14/2008 and 3/12/2010 and $7,905,000 of Federal Home Loan Mortgage Corp. at 4.875% due 9/5/2007 and $64,680,000 of Federal National Mortgage Assoc. at 5.25% and 6.30% due 1/15/2009 and 4/18/2016; value: $79,862,164; proceeds: $78,302,393 (cost $78,292,302)	$78,292	$78,292

Total Investments in Securities 98.47% (cost $2,601,842,692)		2,892,751
Other Assets in Excess of Liabilities 1.53%		45,082
Net Assets 100.00%		$2,937,833

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2006

		Value
Investments	Shares	(000)

INVESTMENTS IN UNDERLYING FUNDS 97.86%

Lord Abbett Developing Growth Fund, Inc. - Class Y*(a)	4,451,146	$81,812

Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class Y*(b)	2,514,667	81,651

Lord Abbett Securities Trust - International Opportunities Fund - Class Y*(b)	7,454,198	108,981

Total Investments in Underlying Funds 97.86% (cost $228,843,580)		272,444

Other Assets in Excess of Liabilities 2.14%		5,954
Net Assets 100.00%		$278,398

*                 Non-income producing security.

(a)          Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(b)         Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL CORE EQUITY FUND  July 31, 2006

		U.S. $
		Value
Investments	Shares	(000)

COMMON STOCKS 95.13%

Australia 2.05%
Coca-Cola Amatil Ltd.	1,942,992	$10,199
Downer EDi Ltd.	1,038,431	5,960
Total		16,159

Austria 2.61%
Erste Bank der Oesterreichischen
Sparkassen AG	181,774	10,486
Telekom Austria AG	443,486	10,022
Total		20,508

Belgium 1.05%
InBev NV/SA	157,143	8,250

Canada 1.57%
Addax Petroleum Corp.*	164,479	4,229
Nexen, Inc.	47,920	2,803
OPTI Canada Inc.*	278,200	5,359
Total		12,391

France 10.94%
ALSTOM*	55,976	4,859
AXA	351,634	12,128
BNP Paribas S.A.	243,292	23,681
Casino Guichard-Perrachon S.A.	71,338	5,864
PSA Peugeot Citroen S.A.	79,001	4,147
Sanofi-Aventis	100,761	9,583
Schneider Electric S.A.	105,220	10,820
VINCI S.A.	96,023	9,757
Zodiac S.A.	90,230	5,170
Total		86,009

Germany 9.05%
adidas-Salomon AG	244,283	11,396
Allianz AG Registered Shares	30,484	4,789
E. On AG	32,300	3,894
Fresenius Medical Care AG & Co	145,391	17,421
Hannover Ruckversicherung AG*	293,324	10,353
Henkel KGaA	95,463	10,242
Rwe AG	58,319	$5,123
SAP AG	25,820	4,725
Wacker Chemie AG*	30,798	3,206
Total		71,149

Greece 1.96%
National Bank of Greece S.A.	316,006	12,280
Piraeus Bank S.A.	123,775	3,099
Total		15,379

Hong Kong 1.12%
China Unicom Ltd.	9,690,800	8,830

Ireland 1.67%
Irish Life & Permanent plc	568,450	13,107

Israel 1.06%
Teva Pharmaceutical
Industries Ltd. ADR	253,120	8,373

Italy 2.78%
Capitalia S.p.A.	827,956	6,949
Mediobanca S.p.A.	735,373	14,945
Total		21,894

Japan 13.89%
Astellas Pharma Inc.	254,700	10,131
East Japan Railway Co.	1,416	10,535
Eisai Co., Ltd	85,000	3,922
Fanuc Ltd.	71,500	5,962
Jupiter Telecommunications Co. Ltd.*	12,698	8,750
Mizuho Financial Group, Inc.	783	6,577
Nissan Motors Co., Ltd.	1,151,800	12,418
NSK Ltd.	1,088,000	8,342
ORIX Corp.	34,841	9,132
Sumitomo Corp.	390,500	5,532
Sumitomo Electric Industries, Ltd.	144,488	1,894
Sumitomo Mitsui Financial Group Inc.	1,251	13,313
Sumitomo Realty & Development Co., Ltd.	280,360	6,970

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)

Takeda Chemical Industries, Ltd.	88,300	$5,699
Total		109,177

Luxembourg 1.63%
Millicom Int’l. Cellular S.A.*	365,800	12,799

Netherlands 3.25%
ING Groep N.V.	385,220	15,638
Koninklijke Ahold NV*	1,100,997	9,887
Total		25,525

Norway 1.65%
Petrojarl Inc.*	207,410	1,321
Petrojarl Inc. ADR*	7,500	48
Petroleum Geo-Services ASA*	214,030	11,580
Total		12,949

South Korea 3.15%
Hana Financial Inc.	182,860	8,174
Kookmin Bank	101,110	8,828
Samsung Electronics Co., Ltd.	12,260	7,804
Total		24,806

Spain 2.88%
Cintra, Concesiones de
Infraestructuras de Transporte	849,405	10,796
Enagas, S.A.	544,207	11,825
Total		22,621

Sweden 0.39%
Tele2 AB	312,460	3,057

Switzerland 6.26%
Julius Baer Holding Ltd.	46,800	4,343
Nestle S.A. Registered Shares	37,594	12,320
Novartis AG Registered Shares	151,844	8,625
Roche Holding AG	80,039	14,245
UBS AG Registered Shares	177,921	9,680
Total		49,213

Taiwan 0.25%
United Microelectronics Corp.	3,556,040	1,954

United Kingdom 25.67%
Acergy S.A.*	290,200	$4,951
BAE Systems plc	2,189,585	14,612
British Land Company PLC (The)	689,414	17,605
Cadbury Schweppes plc	1,187,508	11,613
Enterprise Inns plc	402,071	7,300
GlaxoSmithKline plc ADR	138,030	7,637
Kesa Electricals plc	1,981,220	11,436
National Grid plc	861,434	9,808
Prudential plc	1,038,214	10,909
Punch Taverns plc	821,953	13,512
Reckitt Benckiser plc	352,887	14,159
Royal Bank of Scotland
Group (The) plc	512,406	16,674
SABMiller plc	294,211	5,908
Shire PLC	382,461	6,169
Tesco plc	2,658,725	17,854
Tullow Oil plc	329,282	2,425
Vodafone Group Plc	5,217,867	11,331
WPP Group plc	332,166	3,931
Yell Group PLC	1,470,815	13,985
Total		201,819

United States 0.25%
Transocean Inc.*	25,530	1,972

Total Common Stock 95.13% (cost $714,325,664)		747,941
Cash, Foreign Cash and Other Assets in Excess of Liabilities 4.87%		38,267
Net Assets 100.00%		$786,208

*	Non-income producing security.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND  July 31, 2006

		U.S. $
		Value
Investments	Shares	(000)

COMMON STOCKS 95.79%

Australia 1.88%
Downer Edi Ltd.	585,214	$3,359
Newcrest Mining Ltd.	167,869	2,465
Total		5,824

Austria 0.73%
Wienerberger AG	47,570	2,255

Canada 1.30%
Addax Petroleum Corp.*	77,014	1,980
OPTI Canada Inc.*	107,236	2,066
Total		4,046

China 1.36%
Beauty China Holdings Ltd.	3,899,861	1,803
Celestial NutriFoods Ltd.*	2,360,584	2,407
Total		4,210

Denmark 1.39%
Topdanmark AS*	30,852	4,315

Finland 1.26%
KCI Konecranes plc	212,453	3,908

France 5.09%
Ipsos S.A.	119,876	3,989
Neopost S.A.	59,594	6,489
Vallourec S.A.	16,787	3,650
Zodiac S.A.	29,510	1,691
Total		15,819

Germany 13.44%
Arques Industries AG	158,466	2,306
AWD Holding AG	131,037	4,732
Fresenius Medical Care AG & Co
ADR	125,500	5,002
Hannover Rockversicherung AG*	114,796	4,052
Hypo Real Estate Holding AG	81,041	4,507
Patrizia Immobilien AG*	112,225	$2,791
Puma AG Rudolf Dassler Sport	9,027	3,274
Rheinmetall AG	72,427	4,683
Techem AG	118,145	5,433
Wacker-Chemie AG*	47,707	4,967
Total		41,747

Greece 1.78%
Piraeus Bank S.A.	221,021	5,534

Hong Kong 3.68%
AAC Acoustic Technology Holdings, Inc.*	4,480,909	4,325
EganaGoldpfeil (Holdings) Ltd.	12,717,421	4,861
Sinolink Worldwide Holdings Ltd	12,637,500	2,228
Total		11,414

Ireland 3.60%
FBD Holdings plc	85,403	4,004
Grafton Group plc Unit*	375,798	4,786
Irish Life & Permanent plc	103,715	2,391
Total		11,181

Italy 6.16%
Azimut Holding S.p.A.	390,334	3,989
Davide Campari-Milano S.p.A.	488,294	4,790
Hera S.p.A.	1,930,330	6,399
Milano Assicurazioni S.p.A.	578,276	3,963
Total		19,141

Japan 15.08%
Avex Group Holdings Inc.	147,000	3,039
Diamond City Co., Ltd.	41,100	1,667
Don Quijote Co., Ltd.	69,300	1,284
Jupiter Telecommunications Co. Ltd.*	4,856	3,346
K.K. daVinci Advisors*	2,553	2,127
Meisei Industrial Co., Ltd.*	249,000	1,247
Miraca Holdings Inc.	206,400	5,617
MISUMI Group, Inc.	86,100	1,600
Mitsui Mining & Smelting Co.,Ltd.	551,200	3,135
Nabtesco Corp.	295,088	3,377

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)

NGK INSULATORS, LTD.	272,000	$3,490
Nitori Co., Ltd.	64,050	2,860
Shinko Electric Industries Co.,
Ltd.	92,400	2,748
Sumitomo Rubber Industries, Ltd.	361,500	3,358
Tokuyama Corp.	109,900	1,460
Yamada Denki Co., Ltd.	34,900	3,394
ZEON Corp.	289,000	3,091
Total		46,840

Luxembourg 2.27%
Gemplus Int’l. S.A.*	1,487,593	2,660
Millicom Int’l. Cellular S.A.*	125,277	4,384
Total		7,044

Netherlands 3.33%
Aalberts Industries N.V.	54,137	3,911
Koninklijke BAM Groep N.V.	214,793	4,376
LMA Int’l. N.V.*	4,448,621	2,057
Total		10,344

Norway 3.34%
Det Norske Oljeselskap ASA*	783,640	1,515
Petrojarl ASA*	81,730	520
Petroleum Geo-Services ASA*	71,890	3,890
Songa Offshore ASA*	569,238	4,440
Total		10,365

Singapore 0.77%
Keppel Corp. Ltd.	246,000	2,384

Spain 5.64%
ACS, Actividades de Construcción
y Servicios, S.A.	99,165	4,341
Enagas, S.A.	297,223	6,458
Prosegur Compania de Seguridad, S.A.	270,994	6,716
Total		17,515

Sweden 2.55%
Getinge AB Class B	257,700	$4,649
KappAhl Holding AB	468,135	3,280
Total		7,929

Switzerland 1.43%
Geberit AG	2,816	3,149
Nobel Biocare Holding AG	5,426	1,285
Total		4,434

Thailand 2.79%
Bangkok Bank plc	1,495,732	4,188
Charoen Pokphand Foods	11,173,309	1,579
TMB Bank Public Co., Ltd.*	34,004,269	2,892
Total		8,659

Turkey 0.36%
Turkiye Is Bankasi A.S. (Isbank)
Registered Shares GDR	211,200	1,129

United Kingdom 16.56%
AWG plc	272,711	6,582
Balfour Beatty plc	673,345	4,506
Burberry Group plc	427,508	3,793
Intertek Group plc	329,059	4,023
Kensington Group plc	96,952	1,603
Man Group plc	95,284	4,368
Michael Page Int’l. plc	532,714	3,281
Northgate Information Solutions plc	84,093	1,547
Northgate plc*	1,576,302	2,061
Peter Hambro Mining plc*	95,691	2,326
Punch Taverns plc	381,394	6,269
RHM plc	1,312,535	7,178
Slough Estates plc	313,774	3,892
Total		51,429

Total Common Stocks (cost $264,742,281)		297,466

See Notes to Schedule of Investments.

2

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 2.21%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $7,035,000 of Federal Home Loan Bank at zero coupon due 8/16/2006; value: $7,017,413; proceeds: $6,877,469 (cost $6,876,583)	$6,877	$6,877

Total Investments in Securities 98.00% (cost $271,618,864)		304,343
Foreign Cash and Other Assets in Excess of Liabilities 2.00%		6,196
Net Assets 100.00%		$310,539

*	Non-income producing security.
ADR	American Depository Receipt.
GDR	Global Depository Receipt.
UNIT	More than one class of securities trades together.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - LARGE-CAP VALUE FUND July 31, 2006

		Value
Investments	Shares	(000)

COMMON STOCKS 95.69%

Aerospace 1.48%
Boeing Co. (The)	2,400	$186
Lockheed Martin Corp.	2,370	189
Northrop Grumman Corp.	5,230	346
Rockwell Collins, Inc.	1,680	90
Total		811

Agriculture, Fishing & Ranching 0.60%
Monsanto Co.	7,632	328

Automobiles 0.39%
Honda Motor Co., Ltd. ADR	6,550	216

Banks 8.45%
Bank of America Corp.	22,900	1,180
Bank of New York Co., Inc. (The)	20,371	685
Commerce Bancorp, Inc.	6,150	209
JPMorgan Chase & Co.	19,840	905
Marshall & Ilsley Corp.	4,540	213
Mitsubishi UFJ Financial
Group , Inc. ADR	19,370	270
National City Corp.	1,250	45
PNC Financial Services Group,
Inc. (The)	3,780	268
SunTrust Banks, Inc.	6,970	550
U.S. Bancorp	8,120	260
Wachovia Corp.	970	52
Total		4,637

Beverage: Brewers 0.74%
Anheuser-Busch Cos., Inc.	8,500	409

Beverage: Soft Drinks 3.21%
Coca-Cola Co. (The)	15,840	705
Coca-Cola Enterprises, Inc.	13,630	293
PepsiCo, Inc.	12,062	764
Total		1,762

Biotechnology Research & Production 1.49%
Baxter Int’l., Inc.	19,443	817

Chemicals 0.77%
Praxair, Inc.	7,714	423

Computer Technology 1.65%
Hewlett-Packard Co.	16,790	$536
Sun Microsystems, Inc.*	85,050	370
Total		906

Consumer Products 1.48%
Kimberly-Clark Corp.	13,350	815

Diversified Financial Services 2.20%
Citigroup, Inc.	21,779	1,052
MetLife, Inc.	3,020	157
Total		1,209

Diversified Production 0.34%
Dover Corp.	3,920	185

Drug & Grocery Store Chains 1.89%
Kroger Co. (The)	45,235	1,037

Drugs & Pharmaceuticals 13.12%
Abbott Laboratories	8,020	383
AstraZeneca plc ADR	6,660	406
GlaxoSmithKline plc ADR	12,000	664
Johnson & Johnson	5,980	374
Medimmune, Inc.*	8,790	223
Merck & Co., Inc.	14,704	592
Novartis AG ADR	23,353	1,313
Pfizer, Inc.	43,450	1,129
Schering-Plough Corp.	15,326	313
Teva Pharmaceutical
Industries Ltd. ADR	13,110	434
Wyeth	28,295	1,372
Total		7,203

Electrical Equipment & Components 1.58%
Emerson Electric Co.	11,011	869

Electronics: Technology 2.18%
General Dynamics Corp.	6,710	450
Raytheon Co.	16,610	748
Total		1,198

Engineering & Contracting Services 0.72%
Fluor Corp.	4,520	397

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Financial Data Processing Services & Systems 0.96%
Automatic Data Processing, Inc.	12,070	$528

Financial: Miscellaneous 1.25%
Fannie Mae	7,080	339
Freddie Mac	5,990	347
Total		686

Foods 4.65%
Campbell Soup Co.	23,740	871
Kellogg Co.	5,920	285
Kraft Foods, Inc. Class A	43,065	1,395
Total		2,551

Gold 3.38%
Barrick Gold Corp.(a)	28,650	882
Newmont Mining Corp.	18,992	973
Total		1,855

Health & Personal Care 0.20%
Medco Health Solutions, Inc.*	1,820	108

Identification Control & Filter Devices 0.94%
Pall Corp.	480	13
Parker Hannifin Corp.	6,969	503
Total		516

Insurance: Multi-Line 2.79%
Aflac, Inc.	10,690	472
Allstate Corp. (The)	4,550	258
American Int’l. Group, Inc. (The)	10,642	646
Lincoln National Corp.	2,720	154
Total		1,530

Insurance: Property-Casualty 0.90%
ACE Ltd.(a)	4,330	223
XL Capital Ltd. Class A(a)	4,260	272
Total		495

Machinery: Agricultural 0.67%
Deere & Co.	5,076	368

Machinery: Construction & Handling 0.69%
Caterpillar, Inc.	5,360	380

Machinery: Industrial/Specialty 0.19%
Illinois Tool Works Inc.	2,220	$102

Machinery: Oil Well Equipment & Services 2.66%
Baker Hughes, Inc.	4,922	393
Schlumberger, Ltd.(a)	15,928	1,065
Total		1,458

Media 0.17%
News Corp.	4,680	94

Medical & Dental Instruments & Supplies 1.24%
Boston Scientific Corp.*	40,030	681

Miscellaneous: Consumer Staples 1.41%
Diageo plc ADR	11,025	775

Multi-Sector Companies 2.78%
Eaton Corp.	3,412	219
General Electric Co.	36,030	1,178
Honeywell Int’l., Inc.	3,360	130
Total		1,527

Oil: Integrated International 4.81%
Exxon Mobil Corp.	39,011	2,643

Paper 1.85%
International Paper Co.	29,575	1,015

Railroads 0.99%
Union Pacific Corp.	6,380	542

Retail 1.12%
Federated Department Stores, Inc.	6,320	222
Wal-Mart Stores, Inc.	8,840	393
Total		615

Savings & Loan 0.28%
Washington Mutual, Inc.	3,380	151

Services: Commercial 2.14%
IAC/InterActiveCorp*	16,565	393
Waste Management, Inc.	22,700	780
Total		1,173

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)

Soaps & Household Chemicals 4.55%
Clorox Co. (The)	9,150	$549
Procter & Gamble Co. (The)	34,649	1,947
Total		2,496

Utilities: Cable TV & Radio 1.90%
Comcast Corp. Class A*	30,488	1,045

Utilities: Electrical 5.34%
Ameren Corp.	8,060	415
Consolidated Edison, Inc.	5,530	259
Dominion Resources, Inc.	1,780	140
FPL Group, Inc.	12,580	543
PG&E Corp.	16,950	706
PPL Corp.	10,200	347
Southern Co.	15,410	521
Total		2,931

Utilities: Gas Pipelines 0.72%
El Paso Corp.	24,565	393

Utilities: Telecommunications 4.82%
AT&T Inc.	44,590	1,337
BellSouth Corp.	15,820	620
Sprint Nextel Corp.	8,250	163
Verizon Communications, Inc.	15,565	527
Total		2,647

Total Common Stocks (cost $48,326,583)		52,527

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 3.80%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $2,135,000 of Federal Home Loan Bank at zero coupon due 8/16/2006; value: $2,129,663; proceeds: $2,084,478 (cost $2,084,210)	$2,084	$2,084

Total Investments in Securities 99.49% (cost $50,410,793)		54,611
Other Assets in Excess of Liabilities 0.51%		280
Net Assets 100.00%		$54,891

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND  July 31, 2006

		Value
Investments	Shares	(000)

COMMON STOCKS 83.57%

Aerospace 2.37%
Alliant Techsystems Inc.*	6,245	$501
Curtiss-Wright Corp.	22,065	641
Total		1,142

Banks: Outside New York City 2.46%
Colonial BancGroup Inc. (The)	8,515	217
Cullen/Frost Bankers, Inc.	10,920	641
East West Bancorp, Inc.	8,035	324
Total		1,182

Chemicals 1.91%
Albemarle	12,720	641
Sigma-Aldrich Corp.	3,966	276
Total		917

Communications Technology 4.52%
Anixter Int’l., Inc.	31,190	1,720
Comtech Telecommunications Corp.*	11,380	316
McAfee, Inc.*	6,470	139
Total		2,175

Computer Services, Software & Systems 0.89%
CACI Int’l. Inc. Class A*	7,575	427

Computer Technology 4.38%
Intermec Inc.*	43,183	1,054
Zebra Technologies Corp. Class A*	33,650	1,055
Total		2,109

Consumer Electronics 2.27%
Harman International
Industries, Inc.	6,835	548
LoJack Corp.*	34,545	546
Total		1,094

Containers & Packaging: Metal & Glass 1.32%
Crown Holdings, Inc.*	38,095	635

Containers & Packaging: Paper & Plastic 0.86%
Sonoco Products Co.	12,655	412
Diversified Manufacturing 1.83%
Ashland, Inc.	4,825	$321
Hexcel Corp.*	39,085	562
Total		883

Drugs & Pharmaceuticals 3.15%
Hospira, Inc.*	22,280	973
Mylan Laboratories, Inc.	24,670	542
Total		1,515

Electrical Equipment & Components 1.80%
Baldor Electric Co.	6,900	204
Cooper Industries Ltd., Class A	7,695	663
General Cable Inc.*	4	—	(b)
Total		867

Electronics 2.70%
Orbotech Ltd.*(a)	33,695	726
Vishay Intertechnology, Inc.*	40,810	573
Total		1,299

Electronics: Technology 2.39%
Intermagnetics General Corp.*	28,738	779
ScanSource, Inc.*	12,518	373
Total		1,152

Engineering & Contracting Services 3.43%
Quanta Services, Inc.*	70,305	1,122
URS Corp.*	13,395	530
Total		1,652

Financial Data Processing Services & Systems 2.31%
Fair Isaac Corp	16,585	560
Wright Express Corp.*	18,385	551
Total		1,111

Financial Information Services 1.33%
Dun & Bradstreet Corp. (The)*	9,570	638

Financial: Miscellaneous 1.09%
Financial Federal Corp.	19,480	523

Foods 1.47%
J.M. Smucker Co. (The)	15,860	708

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Health & Personal Care 1.92%
Amedisys, Inc.*	5,540	$212
Omnicare, Inc.	15,690	710
Total		922

Healthcare Management Services 1.72%
IMS Health Inc.	30,200	829

Identification Control & Filter Devices 0.71%
Parker Hannifin Corp.	4,740	342

Insurance: Multi-Line 1.33%
Assurant, Inc.	13,285	640

Machinery: Oil Well Equipment & Services 1.37%
Hanover Compressor Co.*	34,675	659

Metal Fabricating 1.30%
Quanex Corp.	17,290	627

Metals & Minerals Miscellaneous 2.81%
AMCOL Int’l., Corp.	58,383	1,353

Multi-Sector Companies 2.00%
Kaman Corp.	27,150	498
Trinity Industries, Inc.	13,905	465
Total		963

Office Furniture & Business Equipment 1.25%
Diebold, Inc.	14,890	601

Property & Casualty Insurance 0.07%
Donegal Group Inc.	1,944	32

Railroad Equipment 1.65%
Wabtec Inc.	29,950	795

Real Estate Investment Trusts 1.03%
Host Hotels & Resorts Inc.	23,460	498

Rental & Leasing Services: Commercial 2.81%
GATX Financial Corp.	16,765	657
Williams Scotsman Int’l., Inc.*	32,620	$696
Total		1,353

Restaurants 2.13%
Benihana, Inc. Class A*	18,085	396
Ruby Tuesday, Inc.	28,670	630
Total		1,026

Services: Commercial 2.93%
Copart, Inc.*	18,930	504
CRA Int’l., Inc.*	8,865	401
Monro Muffler Brake, Inc.	16,315	506
Total		1,411

Steel 2.13%
Harsco Corp.	12,720	1,025

Telecommunications Equipment 2.85%
Belden CDT, Inc.	21,935	712
Crown Castle Int’l. Corp.*	18,730	660
Total		1,372

Truckers 2.49%
Con-Way Inc.	7,720	382
Heartland Express, Inc.	54,258	817
Total		1,199

Utilities: Electrical 4.79%
Avista Corp.	21,035	525
IDACORP, Inc.	12,738	475
NiSource, Inc.	38,560	877
PNM Resources, Inc.	15,950	428
Total		2,305

Utilities: Gas Distributors 3.80%
AGL Resources, Inc.	13,815	539
Piedmont Natural Gas Co., Inc.	25,270	650
UGI Corp.	25,750	640
Total		1,829

Total Common Stocks (cost $39,653,373)		40,222

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 9.89%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $4,855,000 of Federal National Mortgage Assoc. at 6.30% due 4/18/2016; value: $4,861,069; proceeds: $4,763,296 (cost $4,762,682)	$4,763	$4,763

Total Investments in Securities 93.46% (cost $44,416,055)		44,985
Other Assets in Excess of Liabilities 6.54%		3,146
Net Assets 100.00%		$48,131

   *   Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

(b)   Value is less than $1,000.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”); Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”);  Lord Abbett International Core Equity Fund (“International Core Equity Fund”); Lord Abbett International Opportunities Fund (“International Opportunities Fund”); Lord Abbett Large-Cap Value Fund (“Large-Cap Value Fund”); and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). Value Opportunities Fund commenced investment operations and was effective with the SEC on December 20, 2005. Shares of Value Opportunities Fund first became available to the public on January 3, 2006.

All Value Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation.  Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).  Large-Cap Value Fund’s investment objective is to seek a high level of total return.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Forward Foreign Currency Exchange Contracts–International Core Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.  As of July 31, 2006, there were no open forward foreign currency exchange contracts outstanding.

(d)         Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)          When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.  FEDERAL TAX INFORMATION

As of July 31, 2006, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,601,942,410	$229,562,415	$715,444,803
Gross unrealized gain	333,021,252	42,881,256	44,464,151
Gross unrealized loss	(42,212,872)	—	(11,967,498)
Net unrealized security gain	$290,808,380	$42,881,256	$32,496,653

	International Opportunities Fund	Large-Cap Value Fund	Value Opportunities Fund
Tax cost	$271,886,894	$50,536,096	$44,416,055
Gross unrealized gain	44,899,474	4,781,305	1,339,869
Gross unrealized loss	(12,443,004)	(706,584)	(771,312)
Net unrealized security gain	$32,456,470	$4,074,721	$568,557

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which All Value Fund and Large-Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.  Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks.  This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of a particular value stock for a long time.  The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies.  Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large-Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett.  As of July 31, 2006, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class Y	30.03%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class Y	29.97%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class Y	40.00%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2006, for each Underlying Fund are presented on the following pages.  Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the Securities and Exchange Commission (“SEC”), contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Strayer Education, Inc.	2.23%
Digital River, Inc.	2.10%
Daktronics, Inc.	2.09%
IntercontinentalExchange, Inc.	2.09%
Healthways Inc.	2.06%
WebEx Communications, Inc.	2.04%
Factset Research Systems Inc.	1.73%
Anixter Int’l., Inc.	1.64%
Illumina, Inc.	1.60%
Morningstar, Inc.	1.58%

Holdings by Sector*	% of Investments
Auto & Transportation	1.68%
Consumer Discretionary	18.12%
Financial Services	19.13%
Healthcare	20.25%
Materials & Processing	1.71%
Other	1.00%
Other Energy	7.00%
Producer Durables	6.29%
Technology	18.50%
Utilities	1.32%
Short-term Investment	5.00%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
RHM, Plc.	2.36%
Prosegur Compania de Seguridad, S.A.	2.21%
AWG plc	2.16%
Neopost S.A.	2.13%
Enagas, S.A.	2.12%
Hera S.A.	2.10%
Punch Taverns plc	2.06%
Miraca Holdings Inc.	1.85%
Piraeus Bank S.A.	1.82%
Techem AG	1.79%

Holdings by Sector*	% of Investments
Consumer Cyclicals	36.88%
Energy	15.59%
Healthcare	14.97%
Technology	9.49%
Telecommunications	3.53%
Transportation	3.57%
Utilities	10.44%
Short-term Investment	5.53%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small-Cap Value Fund

Ten Largest Holdings	% of Investments
Anixter Int’l. Inc.	4.43%
PNM Resources, Inc.	3.09%
Trinity Industries, Inc.	2.57%
Quanex Corp.	2.49%
Werner Enterprises, Inc.	2.29%
Avista Corp.	2.19%
Ethan Allen Interiors Inc.	2.12%
Rogers Corp.	2.03%
Ruby Tuesday, Inc.	1.95%
Carlisle Companies, Inc.	1.87%

Holdings by Sector*	% of Investments
Auto & Transportation	7.63%
Consumer Discretionary	10.83%
Consumer Staples	1.23%
Financial Services	16.75%
Healthcare	5.05%
Materials & Processing	17.90%
Other	4.45%
Other Energy	2.64%
Producer Durables	9.80%
Technology	10.63%
Utilities	11.54%
Short-term Investment	1.55%
Total	100.00%

*A sector may comprise several industries.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP GROWTH FUND  July 31, 2006

		Value
Investments	Shares	(000)

COMMON STOCKS 96.77%

Aerospace 1.61%
LMI Aerospace, Inc.*	4,500	$103

Auto Components 0.83%
Miller Industries, Inc.*	2,900	53

Banks: Outside New York City 3.37%
Community Bancorp*	3,000	101
Preferred Bank	2,000	115
Total		216

Beverage: Soft Drinks 1.25%
Jones Soda Co.*	8,600	80

Biotechnology Research & Production 5.41%
Array BioPharma Inc.*	14,200	119
Genomic Health, Inc.*	11,000	125
Solexa, Inc.*	11,600	103
Total		347

Casinos & Gambling 3.09%
Century Casinos Inc*	11,600	129
Progressive Gaming International Corp.*	9,200	69
Total		198

Chemicals 2.33%
Balchem Corp	3,400	76
Senomyx, Inc.*	5,200	73
Total		149

Commercial Information Services 0.98%
LoopNet, Inc.*	4,600	63

Communications Technology 7.18%
Anaren, Inc.*	8,100	145
NMS Communications Corp.*	29,000	67
Oplink Communications, Inc.*	6,300	94
Stratex Networks, Inc.*	44,000	154
Total		460

Computer Services, Software & Systems 6.69%
eCollege.com Inc.*	3,400	69
LivePerson, Inc.*	24,430	$100
Omniture, Inc.*	11,800	85
RightNow Technologies, Inc.*	9,200	112
Web.com, Inc.*	12,600	63
Total		429

Computer Technology 2.47%
Stratasys, Inc.*	5,700	158

Construction 1.98%
Sterling Construction Company, Inc.*	4,800	127

Consumer Electronics 3.14%
LoJack Corp.*	5,000	79
WebSideStory, Inc.*	10,000	122
Total		201

Consumer Products 1.36%
Aldila, Inc.	2,000	31
Saba Software, Inc.*	10,600	56
Total		87

Drugs & Pharmaceuticals 2.59%
CollaGenex Pharmaceuticals, Inc.*	8,800	76
Santarus Inc.*	16,300	90
Total		166

Electrical Equipment & Components 2.62%
AZZ Inc.*	3,600	108
Color Kinetics Inc.*	3,500	60
Total		168

Electronics: Instruments, Gauges & Meters 1.33%
Zygo Corp.*	5,500	85

Electronics: Medical Systems 2.39%
IntraLase Corp.*	4,100	71
NeuroMetrix, Inc.*	2,500	82
Total		153

Electronics:
Semi-Conductors/Components 1.64%
Volterra Semiconductor Corp.*	7,200	105

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Energy Equipment 1.40%
Seitel, Inc.*	22,600	$90

Energy: Miscellaneous 3.81%
Dawson Geophysical Co.*	4,400	144
TGC Industries, Inc.*	10,070	100
Total		244

Finance Companies 1.51%
Asta Funding, Inc.	2,900	97

Financial Data Processing Services & Systems 2.73%
CyberSource Corp.*	17,400	175

Financial: Miscellaneous 2.37%
Electronic Clearing House, Inc.*	10,300	152

Foods 0.90%
Medifast, Inc.*	3,500	58

Health & Personal Care 4.17%
Bio-Reference Laboratories, Inc.*	4,800	113
NovaMed, Inc.*	10,600	79
Symbion, Inc.*	4,000	75
Total		267

Healthcare Management Services 2.09%
Vital Images, Inc.*	5,900	134

Insurance: Property-Casualty 1.44%
Darwin Professional Underwrites, Inc.*	4,952	92

Machinery: Industrial/Specialty 2.26%
BTU Intl., Inc.*	5,100	54
DXP Enterprises, Inc.*	2,500	91
Total		145

Machinery: Oil Well Equipment & Services 2.92%
Allis-Chalmers Energy Inc.*	5,800	92
Superior Well Services, Inc.*	3,800	95
Total		187

Medical & Dental Instruments & Supplies 3.03%
AngioDynamics, Inc.*	3,500	$81
Conceptus, Inc.*	7,500	113
Total		194

Metal Fabricating 1.56%
RBC Bearings Inc.*	4,500	100

Plastics 1.72%
PW Eagle, Inc.	3,800	110

Pollution Control & Environmental Services 1.78%
Basin Water, Inc.*	13,000	114

Production Technology Equipment 1.09%
EXFO Electro-Optical Engineering Inc.*(a)	13,400	70

Restaurants 1.26%
Buffalo Wild Wings, Inc.*	2,500	81

Retail 1.98%
Gaiam, Inc.*	9,400	127

Services: Commercial 4.98%
Knot, Inc. (The)*	7,060	135
PeopleSupport, Inc.*	15,300	184
Total		319

Wholesalers 1.51%
MWI Veterinary Supply, Inc.*	2,600	97

Total Common Stocks (cost $6,323,734)		6,201

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 4.37%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $290,000 of Federal Home Loan Bank at zero coupon due 8/16/2006; value: $289,275; proceeds: $280,069 (cost $280,033)	$280	$280

Total Investments in Securities 101.14% (cost $6,603,767)		6,481
Liabilities in Excess of Other Assets (1.14%)		(73)
Net Assets 100.00%		$6,408

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO-CAP VALUE FUND July 31, 2006

		Value
Investments	Shares	(000)

COMMON STOCKS 99.06%

Aerospace 3.41%
Allied Defense Group, Inc. (The)*	9,600	$172
Ladish Co., Inc.*	16,630	565
Total		737

Air Transportation 0.93%
Frontier Airlines Holdings*	31,100	202

Auto Parts: After Market 1.62%
Keystone Automotive
Industries, Inc.*	8,200	350

Auto Parts: Original Equipment 2.32%
Amerigon Inc.*	26,700	193
Strattec Security Corp.*	7,700	308
Total		501

Banks 8.09%
CoBiz, Inc.	11,650	273
Columbia Bancorp	10,660	261
Dearborn Bancorp, Inc.*	9,385	215
Franklin Bank Corp.*	10,600	206
North Bay Bancorp	8,175	235
Pennsylvania Commerce Bancorp, Inc.*	5,900	154
Southwest Bancorp, Inc.	15,300	404
Total		1,748

Biotechnology Research & Production 1.54%
Kensey Nash Corp.*	11,800	333

Building: Materials 1.38%
Graham Corp.	17,830	298

Chemicals 5.96%
Landec Corp.*	34,400	333
NuCo2, Inc.*	11,600	282
Quaker Chemical Corp.	10,700	207
Ultralife Batteries, Inc.*	48,100	465
Total		1,287

Communications Technology 1.53%
Bel Fuse, Inc. Class A	12,200	331

Computer Services, Software & Systems 5.11%
Applix, Inc*	46,900	$365
COMSYS IT Partners Inc.*	31,200	459
Moldflow Corp.*	23,300	280
Total		1,104

Computer Technology 2.82%
Mobility Electronics, Inc.*	53,500	301
Rimage Corp.*	12,700	309
Total		610

Construction 0.69%
Modtech Holdings, Inc.*	22,500	149

Consumer Electronics 1.12%
LoJack Corp.*	15,300	242

Diversified Financial Services 0.57%
American Physicians Services
Group, Inc.	8,700	123

Electrical Equipment & Components 3.39%
AZZ, Inc.*	13,500	405
Powell Industries, Inc.*	14,000	328
Total		733

Electrical: Household Appliance 0.85%
Emerson Radio Corp.*	60,900	183

Financial: Miscellaneous 1.91%
Federal Agricultural Mortgage Corp. Class C	11,400	306
Financial Federal Corp.	3,950	106
Total		412

Foods 0.46%
Tasty Baking Co.	13,100	99

Funeral Parlors & Cemetery 2.00%
Carriage Services, Inc.*	71,200	299
Rock of Ages Corp.	30,400	134
Total		433

Healthcare Facilities 1.00%
Capital Senior Living Corp.*	21,200	216

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Healthcare Management Services 3.18%
American Dental Partners, Inc.*	29,900	$485
National Medical Health Card Systems, Inc.*	15,300	203
Total		688

Hotel/Motel 1.62%
Interstate Hotels & Resorts, Inc.*	35,100	349

Household Furnishings 1.15%
Hooker Furniture Corp.	16,100	249

Identification Control & Filter Devices 0.86%
Robbins & Myers, Inc.	6,900	185

Insurance: Property-Casualty 3.09%
Donegal Group Inc.	20,533	399
Navigators Group, Inc. (The)*	6,300	268
Total		667

Machinery: Industrial/Specialty 2.90%
Tennant Co.	7,000	167
Twin Disc, Inc.	14,100	459
Total		626

Machinery: Oil Well Equipment & Services 1.43%
Lufkin Industries, Inc.	5,000	310

Machinery: Specialty 1.45%
Key Technology, Inc.*	25,200	313

Medical & Dental Instruments & Supplies 6.23%
Abaxis, Inc.*	14,200	322
ICU Medical, Inc.*	2,000	84
Medical Action Industries, Inc.*	16,980	376
Merit Medical Systems, Inc.*	30,200	438
Molecular Devices Corp.*	5,500	127
Total		1,347

Metal Fabricating 1.78%
NN, Inc.	30,100	384

Metals & Minerals Miscellaneous 1.23%
A.M. Castle & Co.	8,000	$265

Miscellaneous: Materials & Commodities 0.94%
Lydall, Inc.*	22,700	203

Miscellaneous: Service 1.80%
Psychemedics Corp.	22,700	390

Oil: Crude Producers 1.44%
Bronco Drilling Co., Inc.*	8,500	175
Pioneer Drilling Co.*	9,000	137
Total		312

Pollution Control & Environmental Services 0.77%
Team, Inc.*	6,700	166

Railroad Equipment 0.94%
Portec Rail Products, Inc.	16,800	203

Real Estate Investment Trusts 0.51%
Agree Realty Corp.	3,300	110

Rental & Leasing Services: Commercial 1.76%
McGrath RentCorp	14,100	381

Retail 1.64%
Rush Enterprises, Inc. Class B*	20,600	354

Savings & Loan 0.76%
Beverly Hills Bancorp Inc.	18,100	164

Services: Commercial 8.23%
Ambassadors Int’l., Inc.	7,500	210
Collectors Universe, Inc.*	24,100	312
Exponent, Inc.*	38,600	608
Monro Muffler Brake, Inc.	15,100	468
Waste Industries USA, Inc.	8,100	180
Total		1,778

Telecommunications Equipment 1.67%
C-COR Inc.*	54,600	361

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)

Textiles Apparel Manufacturers 3.01%
Hartmarx Corp.*	41,100	$257
Lakeland Industries, Inc.*	30,800	393
Total		650

Transportation: Miscellaneous 1.19%
Quixote Corp.	16,100	257

Truckers 1.31%
Frozen Food Express Industries, Inc.*	30,800	282

Utilities: Gas Distributors 1.47%
Chesapeake Utilities Corp.	9,200	317

Total Common Stocks (cost $17,580,197)		21,402

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 1.60%

Repurchase Agreement
Repurchase Agreement dated 7/31/2006, 4.64% due 8/1/2006 with State Street Bank & Trust Co. collateralized by $355,000 of Federal Home Loan Bank at zero coupon due 8/16/2006; value: $354,113; proceeds: $344,679 (cost $344,634)	$345	$345

Total Investments in Securities 100.66% (cost $17,924,831)		21,747
Liabilities in Excess of Other Assets (0.66%)		(142)
Net Assets 100.00%		$21,605

* Non-income producing security.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.          ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of eight funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”) and Lord Abbett Micro-Cap Value Fund (“Micro-Cap Value Fund”).

The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

2.          SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.          FEDERAL TAX INFORMATION

As of July 31, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Micro-Cap Growth Fund	Micro-Cap Value Fund
Tax cost	$6,603,767	$17,928,192
Gross unrealized gain	494,913	4,634,617
Gross unrealized loss	(618,001)	(816,169)
Net unrealized security gain (loss)	$(123,088)	$3,818,448

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.          INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

Item 2:          Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 26, 2006